UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2015

Item 1. Schedule of Investments.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EQUITY SECURITIES - 98.3%	SHARES	VALUE
Airlines - 2.7%
JetBlue Airways Corp.*	78,050	$1,502,463

Auto Components - 2.9%
Gentherm, Inc.*	31,795	1,605,966

Biotechnology - 2.2%
United Therapeutics Corp.*	7,032	1,212,563

Building Products - 1.1%
USG Corp.*	23,165	618,506

Chemicals - 2.6%
Minerals Technologies, Inc.	20,025	1,463,828

Commercial Services & Supplies - 3.9%
Deluxe Corp.	11,375	788,060
United Stationers, Inc.	33,185	1,360,253
		2,148,313

Communications Equipment - 4.1%
F5 Networks, Inc.*	11,275	1,295,948
Ubiquiti Networks, Inc.	32,000	945,600
		2,241,548

Electric Utilities - 1.0%
ITC Holdings Corp.	14,700	550,221

Electronic Equipment & Instruments - 2.8%
Arrow Electronics, Inc.*	25,039	1,531,135

Energy Equipment & Services - 1.8%
RPC, Inc.	79,235	1,015,000

Food Products - 2.2%
Ingredion, Inc.	15,875	1,235,392

Health Care Equipment & Supplies - 3.0%
Globus Medical, Inc.*	24,280	612,827
Varian Medical Systems, Inc.*	11,065	1,041,106
		1,653,933

Health Care Providers & Services - 7.0%
AmerisourceBergen Corp.	13,990	1,590,243
Chemed Corp.	7,067	843,800
Laboratory Corporation of America Holdings*	11,320	1,427,339
		3,861,382

Hotels, Restaurants & Leisure - 1.9%
Interval Leisure Group, Inc.	40,425	1,059,539

Insurance - 4.8%
American Financial Group, Inc.	19,455	1,248,038
Amtrust Financial Services, Inc.	25,000	1,424,625
		2,672,663

IT Services - 8.3%
DST Systems, Inc.	15,295	1,693,310
NeuStar, Inc.*	45,828	1,128,285
Syntel, Inc.*	33,759	1,746,353
		4,567,948

Leisure Products - 2.4%
Polaris Industries, Inc.	9,370	1,322,107

Machinery - 5.1%
The Middleby Corp.*	13,715	1,407,845
The Toro Co.	19,925	1,397,141
		2,804,986

Media - 3.0%
Gannett Co., Inc.	45,518	1,687,807

Oil, Gas & Consumable Fuels - 1.8%
SM Energy Co.	19,470	1,006,210

Paper & Forest Products - 2.7%
Domtar Corp.	31,845	1,471,876

Personal Products - 2.4%
Inter Parfums, Inc.	40,220	1,311,976

Pharmaceuticals - 2.7%
Lannett Co., Inc.*	21,845	1,479,125

Real Estate Management & Development - 2.7%

Jones Lang LaSalle, Inc.	8,750	1,491,000

Road & Rail - 2.3%
Landstar System, Inc.	19,160	1,270,308

Semiconductors & Semiconductor Equipment - 3.0%
Synaptics, Inc.*	20,610	1,675,696

Software - 1.4%
FactSet Research Systems, Inc.	4,785	761,772

Specialty Retail - 11.4%
Lithia Motors, Inc.	16,370	1,627,342
Ross Stores, Inc.	15,995	1,685,233
The Buckle, Inc.	25,295	1,292,322
Ulta Salon, Cosmetics & Fragrance, Inc.*	11,160	1,683,486
		6,288,383

Textiles, Apparel & Luxury Goods - 3.3%
Deckers Outdoor Corp.*	10,815	788,089
Fossil Group, Inc.*	12,500	1,030,625
		1,818,714

Thrifts & Mortgage Finance - 1.8%
BofI Holding, Inc.*	10,825	1,007,158

Total Equity Securities (Cost $43,818,874)		54,337,518

TIME DEPOSIT - 4.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$2,207,094	2,207,094

Total Time Deposit (Cost $2,207,094)		2,207,094

TOTAL INVESTMENTS (Cost $46,025,968) - 102.3%		56,544,612
Other assets and liabilities, net - (2.3%)		(1,268,214)
NET ASSETS - 100%		$55,276,398

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

EQUITY SECURITIES - 61.6%	SHARES	VALUE
Air Freight & Logistics - 3.2%
FedEx Corp.	54,992	$9,098,426
United Parcel Service, Inc., Class B	24,720	2,396,357
		11,494,783

Automobiles - 2.0%
Toyota Motor Corp. (ADR)	50,814	7,108,370

Banks - 3.0%
Wells Fargo & Co.	201,076	10,938,534

Biotechnology - 1.7%
Amgen, Inc.	37,650	6,018,353

Communications Equipment - 1.9%
Cisco Systems, Inc.	246,348	6,780,729

Consumer Finance - 2.2%
Capital One Financial Corp.	100,803	7,945,293

Diversified Financial Services - 0.6%
Moody's Corp.	19,780	2,053,164

Diversified Telecommunication Services - 0.3%
BT Group plc (ADR)	19,183	1,250,156

Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc.	85,386	4,268,446

Food & Staples Retailing - 1.5%
CVS Health Corp.	53,471	5,518,742

Food Products - 2.3%
Kellogg Co.	123,602	8,151,552

Health Care Equipment & Supplies - 5.9%
Becton Dickinson and Co.	26,914	3,864,581
Medtronic plc	132,593	10,340,928
St. Jude Medical, Inc.	103,125	6,744,375
		20,949,884

Health Care Providers & Services - 2.8%

McKesson Corp.	44,271	10,014,100

Household Products - 1.6%
Kimberly-Clark Corp.	52,786	5,653,908

Industrial Conglomerates - 1.8%
Danaher Corp.	75,392	6,400,781

Insurance - 4.1%
Allianz SE (ADR)	77,541	1,349,601
American Financial Group, Inc.	133,535	8,566,270
Prudential Financial, Inc.	6,426	516,072
The Travelers Co.'s, Inc.	38,254	4,136,405
		14,568,348

IT Services - 4.3%
DST Systems, Inc.	59,979	6,640,275
Western Union Co.	415,069	8,637,586
		15,277,861

Machinery - 4.0%
Cummins, Inc.	39,788	5,516,208
Deere & Co.	58,713	5,148,543
Dover Corp.	51,712	3,574,334
		14,239,085

Media - 8.0%
DIRECTV*	98,435	8,376,819
Omnicom Group, Inc.	81,936	6,389,369
Time Warner Cable, Inc.	35,355	5,299,007
Time Warner, Inc.	69,221	5,845,021
Viacom, Inc., Class B	40,406	2,759,730
		28,669,946

Oil, Gas & Consumable Fuels - 0.9%
Denbury Resources, Inc.	427,833	3,118,903

Pharmaceuticals - 4.2%
Johnson & Johnson	106,582	10,722,149
Roche Holding AG (ADR)	122,955	4,227,193
		14,949,342

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	117,578	14,630,231

Total Equity Securities (Cost $191,874,865)		220,000,511

ASSET-BACKED SECURITIES - 5.9%	PRINCIPAL AMOUNT
ALM XII Ltd., 2.549%, 4/16/27 (e)(r)	$500,000	499,350
American Credit Acceptance Receivables Trust:
2.84%, 5/15/19 (e)	320,000	322,138
2.39%, 11/12/19 (e)	230,000	230,844
American Homes 4 Rent:
2.75%, 6/17/31 (e)(r)	500,000	487,373
3.786%, 10/17/36 (e)	695,232	723,969
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	600,000	597,933
CAL Funding II Ltd., 3.35%, 3/27/28 (e)	800,000	804,979
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	83,641	83,778
Capital Automotive REIT, 3.66%, 10/15/44 (e)	550,000	556,384
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	776,000	801,165
CLI Funding V LLC, 3.29%, 6/18/29 (e)	369,536	374,195
Colony American Homes, 2.027%, 5/17/31 (e)(r)	600,000	598,185
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	500,000	498,577
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	172,637	171,923
3.668%, 4/19/44 (e)	300,000	305,861
4.406%, 4/19/44 (e)	350,000	358,541
Element Rail Leasing II LLC, 3.585%, 2/19/45 (e)	600,000	606,540
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	200,000	201,732
FRS I LLC, 3.08%, 4/15/43 (e)	389,027	391,875
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	856,833	859,758
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	100,000	99,292
4.473%, 3/17/32 (e)(r)	500,000	509,326
3.328%, 6/17/32 (e)(r)	400,000	400,000
MVW Owner Trust, 2.15%, 4/22/30 (e)	161,720	162,445
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	131,091	131,086
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (e)(r)	200,000	195,858
OneMain Financial Issuance Trust, 2.43%, 6/18/24 (e)	1,000,000	1,001,510
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	374,199	370,474
Sierra Timeshare Receivables Funding LLC:
2.70%, 10/20/30 (e)	142,889	143,981
2.40%, 6/20/31 (e)	555,342	554,719
2.80%, 10/20/31 (e)	244,753	246,433
SLM Private Education Loan Trust, 3.00%, 5/16/44 (e)	300,000	295,706
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (e)	574,218	577,613
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	574,659	609,766
Series II LLC, 4.59%, 4/20/44 (e)	286,643	300,971
Series III LLC, 4.02%, 7/20/44 (e)	488,742	498,232
Series III LLC, 5.44%, 7/20/44 (e)	977,720	1,018,295
Springleaf Funding Trust, 3.62%, 11/15/24 (e)	300,000	303,088
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	597,500	617,516
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	283,061	281,079
TAL Advantage V LLC:

2.83%, 2/22/38 (e)	237,500	237,551
3.55%, 11/20/38 (e)	260,000	265,873
4.625%, 11/20/38 (e)	1,040,000	1,047,488
3.51%, 2/22/39 (e)	579,583	588,913
3.33%, 5/20/39 (e)	378,593	384,415
3.97%, 5/20/39 (e)	91,667	90,911
VOLT XXVII LLC, 3.375%, 8/27/57 (e)(r)	298,048	298,208
VOLT XXX LLC, 3.625%, 10/25/57 (e)(r)	595,170	596,248

Total Asset-Backed Securities (Cost $21,112,468)		21,302,097

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.7%
CAM Mortgage Trust, 2.60%, 5/15/48 (e)(r)	48,293	48,289
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.774%, 5/25/24 (r)	600,000	548,280
CAS 2014-C03 1M2, 3.174%, 7/25/24 (r)	100,000	94,082
CAS 2014-C03 2M2, 3.074%, 7/25/24 (r)	400,000	373,893
CAS 2015-C01 1M2, 4.474%, 2/25/25 (r)	600,000	611,347
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.624%, 11/25/23 (r)	446,536	447,106
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	129,408	129,730
VML LLC, 2014-NPL1 A1, 3.875%, 4/25/54 (e)(r)	288,318	288,481

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,595,009)		2,541,208

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
CDGJ Commercial Mortgage Trust, 2.025%, 12/15/27 (e)(r)	400,000	400,688
Citigroup Commercial Mortgage Trust, 3.575%, 9/15/17 (e)(r)	300,000	293,280
COMM Mortgage Trust, 2.175%, 6/8/30 (e)(r)	550,000	550,206
COMM SAVA Mortgage Trust, 3.275%, 6/15/34 (e)(r)	300,000	300,256
Commercial Mortgage Pass Through Certificates, 2.527%, 6/11/27 (e)(r)	500,000	499,508
EQTY INNS Mortgage Trust, 3.625%, 5/8/31 (e)(r)	600,000	598,523
Extended Stay America Trust, 3.604%, 12/5/31 (e)	450,000	468,640
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	200,000	195,826
Hilton USA Trust:
3.714%, 11/5/30 (e)	200,000	204,215
5.222%, 11/5/30 (e)(r)	400,000	410,863
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	300,000	311,225
3.805%, 6/10/27 (e)(r)	200,000	202,325
3.775%, 6/15/29 (e)(r)	500,000	499,398
1.325%, 4/15/30 (e)(r)	300,000	299,952
4.159%, 12/15/47 (r)	500,000	484,893
Morgan Stanley Capital I Trust:
2014-CPT F, 3.446%, 7/13/29 (e)(r)	230,000	224,814
2014-CPT G, 3.446%, 7/13/29 (e)(r)	160,000	152,969
Motel 6 Trust:

5.00%, 2/5/30 (e)	150,000	146,346
5.279%, 2/5/30 (e)	500,000	500,766
ORES NPL LLC:
6.00%, 3/27/24 (e)	300,000	300,000
3.081%, 9/25/25 (e)	101,581	101,327
PFP III Ltd., 1.345%, 6/14/31 (e)(r)	231,348	231,712
RREF 2013-RIAL4 LLC, 3.25%, 11/27/28 (e)(r)	77,204	77,539
VFC LLC, 2.75%, 7/20/30 (e)	171,935	171,923
WFLD Mortgage Trust, 3.755%, 8/10/31 (e)(r)	450,000	462,645
WFRBS Commercial Mortgage Trust:
3.497%, 8/15/47 (e)	190,000	164,431
4.234%, 8/15/47 (r)	290,000	299,908

Total Commercial Mortgage-Backed Securities (Cost $8,468,082)		8,554,178

CORPORATE BONDS - 20.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 2.75%, 5/15/17 (e)	600,000	594,000
Agilent Technologies, Inc., 3.20%, 10/1/22	400,000	394,770
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc.:
4.625%, 6/26/15	800,000	804,000
3.25%, 2/13/18	150,000	148,500
4.125%, 3/30/20	250,000	248,438
Amazon.com, Inc., 3.80%, 12/5/24	400,000	420,396
America Movil SAB de CV, 2.375%, 9/8/16	300,000	304,917
American Tower Corp., 3.45%, 9/15/21	400,000	408,306
Amgen, Inc.:
3.625%, 5/22/24	100,000	105,165
5.15%, 11/15/41	400,000	460,704
Apple, Inc.:
3.45%, 5/6/24	200,000	212,270
2.50%, 2/9/25	100,000	97,862
3.45%, 2/9/45	375,000	355,965
AT&T, Inc.:
2.375%, 11/27/18	200,000	202,574
3.875%, 8/15/21	300,000	317,817
4.35%, 6/15/45	500,000	478,240
Autodesk, Inc., 1.95%, 12/15/17	400,000	400,318
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.75%, 3/15/20	400,000	435,760
Bank of America Corp.:
2.60%, 1/15/19	200,000	203,558
2.65%, 4/1/19	200,000	203,787
4.125%, 1/22/24	900,000	963,752
4.00%, 4/1/24	100,000	106,372
4.20%, 8/26/24	300,000	310,370
4.00%, 1/22/25	200,000	201,619
4.25%, 10/22/26	290,000	299,379

Bank of America NA:
5.30%, 3/15/17	650,000	694,195
0.571%, 6/15/17 (r)	500,000	495,775
BB&T Corp., 2.45%, 1/15/20	800,000	813,805
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	256,801
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	300,000	330,812
Canadian National Railway Co., 1.45%, 12/15/16	100,000	101,128
Capital One Bank:
2.25%, 2/13/19	200,000	201,059
3.375%, 2/15/23	800,000	810,238
CBS Corp., 3.50%, 1/15/25	300,000	302,926
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	400,000	403,349
CenturyLink, Inc., 7.65%, 3/15/42	300,000	306,750
Cisco Systems, Inc., 5.50%, 1/15/40	250,000	309,118
CIT Group, Inc.:
5.00%, 5/15/17	400,000	411,376
5.25%, 3/15/18	1,050,000	1,086,750
Citigroup, Inc.:
2.50%, 9/26/18	900,000	917,640
3.75%, 6/16/24	100,000	104,516
3.875%, 3/26/25	550,000	552,066
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	500,000	549,008
Cummins, Inc., 4.875%, 10/1/43	350,000	415,272
CVS Pass-Through Trust, 6.036%, 12/10/28	535,505	633,019
DDR Corp., 4.75%, 4/15/18	300,000	322,964
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	400,000	418,029
Discover Financial Services:
3.85%, 11/21/22	500,000	512,982
3.95%, 11/6/24	200,000	205,681
Discovery Communications LLC:
3.30%, 5/15/22	700,000	703,995
4.875%, 4/1/43	500,000	522,458
Doric Nimrod Air Alpha Pass Through Trust, 5.25%, 5/30/25 (e)	365,212	390,521
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 5.125%, 11/30/24 (e)	174,817	185,442
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	150,000	155,997
Dun & Bradstreet Corp., 3.25%, 12/1/17	400,000	409,104
Eaton Corp., 1.50%, 11/2/17	250,000	250,950
Enterprise Products Operating LLC:
4.85%, 3/15/44	200,000	215,595
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,000,000	1,081,124
EOG Resources, Inc., 3.15%, 4/1/25	250,000	254,962
ERP Operating LP, 4.625%, 12/15/21	300,000	335,106
Experian Finance plc, 2.375%, 6/15/17 (e)	400,000	403,728
Express Scripts Holding Co.:
4.75%, 11/15/21	200,000	225,021
3.50%, 6/15/24	400,000	411,809
FedEx Corp., 3.20%, 2/1/25	400,000	405,406

Fifth Third Bancorp, 2.30%, 3/1/19	300,000	303,616
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	450,000	463,963
2.145%, 1/9/18	200,000	202,285
1.182%, 11/4/19 (r)	400,000	400,342
2.597%, 11/4/19	200,000	202,637
3.219%, 1/9/22	500,000	510,532
General Mills, Inc., 3.15%, 12/15/21	1,000,000	1,036,027
Genworth Holdings, Inc., 4.80%, 2/15/24	500,000	420,625
Gilead Sciences, Inc., 3.70%, 4/1/24	300,000	320,341
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	400,000	402,721
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	500,000	562,121
2.60%, 4/23/20	500,000	505,320
3.50%, 1/23/25	900,000	915,799
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	300,000	307,848
4.875%, 6/27/44 (e)	300,000	303,729
Hanesbrands, Inc., 6.375%, 12/15/20	400,000	424,500
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	500,000	514,287
Health Care REIT, Inc., 3.75%, 3/15/23	400,000	409,705
Hewlett-Packard Co., 0.93%, 8/3/15 (e)	1,300,000	1,298,723
Home Depot, Inc.:
2.70%, 4/1/23	400,000	406,047
4.20%, 4/1/43	400,000	436,992
Host Hotels & Resorts LP, 3.75%, 10/15/23	300,000	304,078
Howard Hughes Medical Institute, 3.50%, 9/1/23	450,000	479,013
Illinois Tool Works, Inc., 3.90%, 9/1/42	200,000	206,139
Ingredion, Inc., 1.80%, 9/25/17	400,000	399,966
Intel Corp., 4.80%, 10/1/41	250,000	281,676
International Finance Corp., 0.625%, 11/15/16	75,000	74,975
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	536,250
JPMorgan Chase & Co.:
2.35%, 1/28/19	500,000	508,196
3.625%, 5/13/24	900,000	935,811
3.875%, 9/10/24	350,000	359,062
3.125%, 1/23/25	700,000	702,053
Kimberly-Clark Corp., 3.70%, 6/1/43	300,000	305,895
Laboratory Corporation of America Holdings:
3.60%, 2/1/25	150,000	150,612
4.70%, 2/1/45	150,000	154,394
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	1,050,000	1,118,390
Life Technologies Corp., 6.00%, 3/1/20	300,000	346,468
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	700,000	714,553
Lowe's Co.'s, Inc., 4.65%, 4/15/42	200,000	229,225
Masco Corp.:
4.45%, 4/1/25	100,000	103,250
6.50%, 8/15/32	150,000	160,500

Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	214,966
Medtronic, Inc., 4.625%, 3/15/45 (e)	200,000	226,694
Merck & Co., Inc.:
2.75%, 2/10/25	250,000	249,798
3.70%, 2/10/45	150,000	150,709
Methanex Corp.:
3.25%, 12/15/19	400,000	409,237
5.65%, 12/1/44	500,000	525,148
Microsoft Corp., 2.70%, 2/12/25	300,000	301,157
Morgan Stanley:
6.25%, 8/28/17	400,000	441,885
2.375%, 7/23/19	300,000	302,238
5.50%, 1/26/20	500,000	568,247
1.396%, 1/27/20 (r)	300,000	304,486
2.65%, 1/27/20	500,000	506,961
3.70%, 10/23/24	300,000	312,775
5.00%, 11/24/25	350,000	386,629
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	300,000	301,881
NBCUniversal Media LLC:
4.375%, 4/1/21	300,000	334,239
4.45%, 1/15/43	300,000	325,766
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	202,799
NII Capital Corp., 7.625%, 4/1/21 (p)*	700,000	213,500
NIKE, Inc., 3.625%, 5/1/43	400,000	402,546
Nissan Motor Acceptance Corp., 2.35%, 3/4/19 (e)	450,000	458,181
North American Development Bank:
2.30%, 10/10/18	500,000	510,441
2.40%, 10/26/22	360,000	355,830
Numericable-SFR SAS, 6.00%, 5/15/22 (e)	300,000	303,750
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.125%, 5/11/15 (e)	300,000	300,634
3.05%, 1/9/20 (e)	800,000	813,403
Pentair Finance SA:
1.35%, 12/1/15	400,000	400,966
1.875%, 9/15/17	400,000	401,300
PepsiCo, Inc., 2.75%, 3/1/23	300,000	303,208
Perrigo Co. plc, 5.30%, 11/15/43	200,000	226,559
Perrigo Finance plc, 3.50%, 12/15/21	400,000	413,919
Pioneer Natural Resources Co., 5.875%, 7/15/16	400,000	422,222
PNC Bank NA, 2.70%, 11/1/22	500,000	497,646
ProLogis LP, 6.875%, 3/15/20	109,000	128,546
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	200,000	212,500
Prudential Financial, Inc.:
3.50%, 5/15/24	300,000	307,074
4.60%, 5/15/44	200,000	212,052
Regency Centers LP, 3.75%, 6/15/24	300,000	309,222
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	400,000	416,500
Rogers Communications, Inc.:
3.00%, 3/15/23	400,000	398,057

5.00%, 3/15/44	400,000	440,907
SBA Communications Corp., 4.875%, 7/15/22 (e)	100,000	97,956
SBA Tower Trust:
2.24%, 4/15/43 (e)	220,000	219,821
3.722%, 4/15/48 (e)	660,000	681,606
Southwest Airlines Co., 2.75%, 11/6/19	300,000	306,829
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	327,000	331,496
Sprint Capital Corp., 6.90%, 5/1/19	150,000	155,062
Sprint Corp., 7.25%, 9/15/21	50,000	50,250
Stanley Black & Decker, Inc., 2.90%, 11/1/22	400,000	406,560
State Street Corp., 3.10%, 5/15/23	200,000	202,301
SunTrust Bank, 0.553%, 8/24/15 (r)	500,000	499,808
SunTrust Banks, Inc., 2.35%, 11/1/18	300,000	304,662
Sysco Corp.:
3.00%, 10/2/21	200,000	206,507
3.50%, 10/2/24	200,000	207,543
Telefonica Emisiones SAU:
3.992%, 2/16/16	400,000	410,182
3.192%, 4/27/18	400,000	417,177
TerraForm Power Operating LLC, 5.875%, 2/1/23 (e)	225,000	233,438
Texas Instruments, Inc., 1.65%, 8/3/19	400,000	398,072
The TJX Co.'s, Inc.:
2.75%, 6/15/21	400,000	409,117
2.50%, 5/15/23	400,000	394,226
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	200,000	238,886
Thomson Reuters Corp.:
3.85%, 9/29/24	200,000	207,096
5.65%, 11/23/43	200,000	237,260
Time Warner Cable, Inc., 5.50%, 9/1/41	425,000	488,215
Time Warner, Inc.:
4.05%, 12/15/23	300,000	321,104
5.375%, 10/15/41	280,000	327,924
4.90%, 6/15/42	300,000	332,880
Tyco Electronics Group SA:
2.35%, 8/1/19	200,000	202,130
3.45%, 8/1/24	200,000	206,951
United Parcel Service, Inc., 2.45%, 10/1/22	450,000	453,096
US Bancorp, 2.95%, 7/15/22	300,000	305,180
Ventas Realty LP, 3.50%, 2/1/25	500,000	502,042
Viacom, Inc.:
3.875%, 4/1/24	850,000	874,533
5.25%, 4/1/44	300,000	321,896
Virgin Australia Trust, 6.00%, 4/23/22 (e)	452,997	468,852
Vornado Realty LP, 2.50%, 6/30/19	375,000	378,010
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	250,000	246,850
Walgreen Co., 1.80%, 9/15/17	400,000	404,124
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	300,000	310,186
Weingarten Realty Investors, 4.45%, 1/15/24	400,000	426,168
Wells Fargo & Co., 4.10%, 6/3/26	400,000	422,027

Whirlpool Corp.:
3.70%, 3/1/23	400,000	412,624
3.70%, 5/1/25	300,000	308,797
Wisconsin Public Service Corp., 3.671%, 12/1/42	400,000	407,167

Total Corporate Bonds (Cost $71,551,827)		73,455,171

FLOATING RATE LOANS(d)- 0.4%
Albertson's Holdings LLC:
5.00%, 8/25/19 (r)	300,000	301,734
5.50%, 8/25/21 (r)	300,000	302,292
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	146,646	146,577
Delta Air Lines, Inc., 3.25%, 4/20/17 (r)	299,223	299,719
Michaels Stores, Inc., 4.00%, 1/28/20 (r)	299,248	299,301

Total Floating Rate Loans (Cost $1,334,634)		1,349,623

MUNICIPAL OBLIGATIONS - 0.8%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	300,000	360,648
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	450,000	576,423
New York City GO Bonds, 5.206%, 10/1/31	470,000	557,397
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	758,604
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	480,080

Total Municipal Obligations (Cost $2,641,147)		2,733,152

SOVEREIGN GOVERNMENT BONDS - 0.1%
Export Development Canada, 0.875%, 1/30/17	125,000	125,423
Kommunalbanken AS, 0.75%, 11/21/16 (e)	100,000	100,171

Total Sovereign Government Bonds (Cost $224,828)		225,594

U.S. TREASURY OBLIGATIONS - 3.4%
United States Treasury Bonds, 3.00%, 11/15/44	3,265,000	3,577,470
United States Treasury Notes:
0.50%, 3/31/17	1,660,000	1,658,055
1.00%, 3/15/18	930,000	933,415
1.375%, 3/31/20	1,970,000	1,970,307
1.75%, 3/31/22	1,580,000	1,584,073
2.00%, 2/15/25	2,565,000	2,581,231

Total U.S. Treasury Obligations (Cost $12,159,410)		12,304,551

TIME DEPOSIT - 4.2%
State Street Bank Time Deposit, 0.088%, 4/1/15	15,104,353	15,104,353

Total Time Deposit (Cost $15,104,353)	15,104,353

TOTAL INVESTMENTS (Cost $327,066,623) - 100.1%	357,570,438
Other assets and liabilities, net - (0.1%)	(426,451)
NET ASSETS - 100%	$357,143,987

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	4	6/15	$876,625	$2,056
Ultra U.S. Treasury Bonds	59	6/15	10,022,625	131,906
Total Purchased				$133,962

Sold:
5 Year U.S. Treasury Notes	86	6/15	$10,338,141	($99,612)
10 Year U.S. Treasury Notes	37	6/15	4,769,531	(29,813)
Total Sold				($129,425)

(b) This security was valued under the direction of the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) Security is in default and is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios. Calvert VP SRI Mid Cap Growth and Calvert VP SRI Balanced are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. Calvert VP SRI Mid Cap Growth offers only one class of shares which is not subject to Distribution Plan expenses. Calvert VP SRI Balanced offers Class F and Class I shares. Class F shares are subject to Distribution Plan expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The following amounts were fair valued in good faith under the direction of the Board as of March 31, 2015:

	Market Value	% of Net Assets
Calvert VP SRI Balanced	$0	0.0%

The following tables summarize the market value of the Fund’s holdings as of March 31, 2015, based on the inputs used to value them:

Calvert VP SRI Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$54,337,518	-	-	$54,337,518
Other debt obligations	-	$2,207,094	-	2,207,094
TOTAL	$54,337,518	$2,207,094	-	$56,544,612

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2015.

Calvert VP SRI Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$220,000,511	-	-	$220,000,511
Asset-backed securities	-	$21,302,097	-	21,302,097
Collateralized mortgage-backed obligations	-	2,541,208	-	2,541,208
Commercial mortgage-backed securities	-	8,554,178	-	8,554,178
Corporate debt	-	73,455,171	$0**	73,455,171
Municipal obligations	-	2,733,152	-	2,733,152
U.S. government obligations	-	12,304,551	-	12,304,551
Other debt obligations	-	16,679,570	-	16,679,570
TOTAL	$220,000,511	$137,569,927	$0**	$357,570,438

Other financial instruments***	$4,537	-	-	$4,537

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.
** Level 3 securities were valued at $0 and represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2015.

Futures Contracts: Calvert VP SRI Balanced Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio, or to provide market exposure to the Portfolio’s uncommitted cash balances. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Portfolio is subject to market risk and interest rate risk in the normal course of pursuing its investment objective. The Portfolio may use futures contracts to hedge against changes in the value of securities and interest rates. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, Calvert VP SRI Balanced Portfolio used U.S. Treasury futures contracts as a substitute for direct investment in particular asset classes, to hedge against interest rate changes, to manage overall duration, and to implement tactical asset allocation decisions. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.

During the period ended March 31, 2015, Calvert VP SRI Balanced Portfolio invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures and 30 year and Ultra U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 21 contracts and $178,696 weighted average notional value.

Loan Participations and Assignments: Calvert VP SRI Balanced Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to the Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2015:

	CALVERT VP SRI MID CAP GROWTH	CALVERT VP SRI BALANCED
Federal income tax cost	$46,086,932	$327,203,276
Unrealized appreciation	$11,939,300	$39,746,378
Unrealized (depreciation)	(1,481,620)	(9,379,216)
Net appreciation (depreciation)	$10,457,680	$30,367,162

The Portfolios did not have capital loss carryforwards as of December 31, 2014, their most recent fiscal year end.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    May 28, 2015

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    May 28, 2015

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    May 28, 2015